Contributed Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [Abstract]
Issued Capital
Details of shares issued as of December 31, 2016 and 2017 are as follows:

	2016
	Shares authorized	Shares issued		Par value per share	Owned by government(*)	Owned by others	Total
	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s ownership of ￦1,056,176 million is included.

	2017
	Shares authorized	Shares issued		Par value per share	Owned by government(*)	Owned by others	Total
	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s ownership of ￦1,056,176 million is included.

Number of Issued Capital
Details in number of outstanding capital stock for the years ended December 31, 2016 and 2017 are as follows.

	2016	2017
	Number of shares
Beginning balance	641,964,077	641,964,077

Ending balance	641,964,077	641,964,077

Share premium
Details of share premium as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Share premium	￦	843,758	843,758